COST OF SALES - Schedule of Breakdown of Production Costs (Details) - Cost of Sales - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Fees and compensation for services	$ 6,406,516	$ 6,541,156	$ 13,819,558
Salaries, wages, and social security contributions	114,044,747	114,444,198	138,407,477
Transport and traveling expenses	7,760,555	8,330,259	7,757,344
Data processing	364,299	394,165	475,238
Taxes, duties, contributions, and commissions	13,297,778	13,047,570	15,788,495
Depreciation and amortization	89,022,464	83,816,843	91,269,368
Preservation and maintenance costs	67,850,775	76,883,799	82,641,785
Communications	898,457	868,238	760,264
Leases	841,135	1,269,707	1,601,383
Employee benefits	4,563,732	4,897,255	4,527,995
Water, natural gas, and energy services	230,862	172,010	264,526
Freight and tolls	66,387,009	63,555,982	94,777,846
Fuels	75,271,076	86,331,240	145,398,298
Insurance	2,724,151	2,711,705	3,391,224
Packaging	26,960,149	23,651,495	30,338,947
Electric power	51,347,132	51,900,559	69,549,997
Contractors	60,569,882	62,896,867	71,408,501
Canon (concession fee)	670,106	463,112	603,244
Security	4,479,580	4,662,431	4,089,631
Others	10,824,666	11,363,125	11,279,514
Total	$ 604,515,071	$ 618,201,716	$ 788,150,635